Other Operating Income - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Trading And Other Income [Abstract]
Gains (losses) on embedded derivatives bifurcated from certain equity index-linked deposits	£ (12)	£ 14	£ (15)
Gains (losses) on economic hedging of embedded derivatives bifurcated from certain equity index-linked deposits	12	(14)	15
Net gain on equity index-linked deposits and the related economic hedges	£ 0	0	0
Losses on disposals of property, plant and equipment		£ (7)
Gains on disposals of property, plant and equipment			£ 73